Insurance Benefits and Claims Expenses	12 Months Ended
Dec. 31, 2022
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Insurance Benefits and Claims Expenses
25	INSURANCE BENEFITS AND CLAIMS EXPENSES

	Gross	Ceded	Net
	RMB million	RMB million	RMB million
For the year ended 31 December 2022
Life insurance death and other benefits	124,086	(4,717)	119,369
Accident and health claims and claim adjustment expenses	53,638	(2,327)	51,311
Increase in insurance contract liabilities	461,285	13	461,298

Total	639,009	(7,031)	631,978

For the year ended 31 December 2021
Life insurance death and other benefits	125,998	(4,644)	121,354
Accident and health claims and claim adjustment expenses	56,327	(1,297)	55,030
Increase in insurance contract liabilities	443,053	(683)	442,370

Total	625,378	(6,624)	618,754

For the year ended 31 December 2020
Life insurance death and other benefits	117,129	(3,520)	113,609
Accident and health claims and claim adjustment expenses	53,073	(678)	52,395
Increase in insurance contract liabilities	415,186	(389)	414,797

Total	585,388	(4,587)	580,801